Property and Equipment - Schedule of Property and Equipment (Details) (10K) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Office equipment at cost		$ 25,244	$ 26,189
Less: Accumulated depreciation		(16,967)	(15,399)
Total property, plant, and equipment	$ 9,183	$ 8,277	$ 10,790